DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) MMBTU	Dec. 31, 2016 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Unrealized net losses on foreign currency derivative contracts	$ 364	$ 62
Gains (losses) in respect of foreign currency contracts entered into for hedging purposes	(1,491)	893
Nominal amount of derivative positions	$ 24,841	25,971
Amount of natural gas outstanding | MMBTU	48,163,000
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount that hedges long-term compensation arrangements	$ 1,100	988
Interest rate swap contract
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	8,800	6,600
Interest Rate Swaptions
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	900	4,100
Interest Rate Cap Contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	8,700	6,400
Credit Default Swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	43	182
Payments to be received in the event of a predetermined credit event	43	100
Payments required to be made of notional amount	$ 0	$ 82